SHORT-TERM AND LONG-TERM BANK BORROWINGS (Details)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 72,000,000	$ 10,259,918	¥ 68,500,000	$ 9,388,706
Amount - Long-term	81,179,000	11,567,915	62,218,000	8,527,686
China Minsheng Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 9,500,000	$ 1,353,739	¥ 10,000,000	$ 1,370,614
Interest	3.80%	3.80%	3.80%	3.80%
China Minsheng Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 14,250,000	$ 2,030,609	¥ 15,000,000	$ 2,055,921
Interest	3.80%	3.80%	3.80%	3.80%
China Minsheng Bank Loan Three
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 19,000,000	$ 2,707,478	¥ 20,000,000	$ 2,741,228
Interest	3.80%	3.80%	3.80%	3.80%
China Minsheng Bank Loan Four
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 9,990,000	$ 1,423,564
Interest	3.66%	3.66%
China Minsheng Bank Loan Five
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 5,990,000	$ 853,568
Interest	3.66%	3.66%
China Minsheng Bank Loan Six
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 9,800,000	$ 1,396,489
Interest	3.65%	3.65%
CZBANK Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term			¥ 3,735,000	$ 511,924
Interest			4.50%	4.50%
Huaxia Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 6,370,000	$ 907,718	¥ 6,790,000	$ 930,647
Interest	4.05%	4.05%	4.15%	4.15%
Huaxia Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Long-term	¥ 6,279,000	$ 894,750	¥ 6,693,000	$ 917,352
Interest	4.05%	4.05%	4.15%	4.15%
Industrial Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 9,000,000	$ 1,282,490	¥ 6,000,000	$ 822,368
Interest	3.15%	3.15%	4.50%	4.50%
Industrial Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			¥ 6,000,000	$ 822,368
Interest			4.50%	4.50%
CZBANK Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 1,000,000	$ 142,499	¥ 9,250,000	$ 1,267,818
Interest	3.50%	3.50%	4.50%	4.50%
CZBANK Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 11,000,000	$ 1,567,487	¥ 1,250,000	$ 171,327
Interest	3.50%	3.50%	5.00%	5.00%
Shanghai Pudong Development Bank
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 9,000,000	$ 1,282,490	¥ 9,000,000	$ 1,233,553
Interest	3.90%	3.90%	4.75%	4.75%
Shanghai Pudong Development Bank
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 11,000,000	$ 1,567,487	¥ 11,000,000	$ 1,507,676
Interest	3.90%	3.90%	4.75%	4.75%
China Everbright Bank
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 10,000,000	$ 1,424,989	¥ 10,000,000	$ 1,370,614
Interest	3.05%	3.05%	3.20%	3.20%
China Minsheng Bank Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			¥ 1,000,000	$ 137,061
Interest			3.75%	3.75%
China Minsheng Bank Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			¥ 10,000,000	$ 1,370,614
Interest			3.75%	3.75%
China Minsheng Bank Loan Three
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term			¥ 5,000,000	$ 685,307
Interest			3.75%	3.75%
Bank of China Loan One
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 6,000,000	$ 854,993
Interest	3.10%	3.10%
Bank of China Loan Two
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Amount - Short-term	¥ 15,000,000	$ 2,137,483
Interest	3.65%	3.65%